Equity (Details) - USD ($)		1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 23, 2023	Apr. 30, 2023	Sep. 30, 2025	Mar. 31, 2025	Jun. 23, 2025	Dec. 09, 2024	Nov. 19, 2024	May 24, 2024	Feb. 29, 2024	Jan. 11, 2024	Jan. 09, 2024	Jan. 05, 2024	Dec. 01, 2023	Jun. 12, 2023	Jun. 30, 2022
Warrants price per share (in Dollars per share)	$ 1
Weighted average exercise price term	5 years
Fair value of the warrants granted (in Dollars)				$ 411,403
Ordinary shares							2,000,000								3,300,000
Ordinary shares par value (in Dollars per share)							$ 0.0001								$ 0.0001
Share option expense (in Dollars)			$ 3,251,790
Repurchase of treasury shares (in Dollars)		$ 79,758
Consideration transaction costs (in Dollars)		$ 82,127	$ 435,943	$ 435,943
Private placement [Member]
Share capital issued			1,650,000		1,929,912	1,125,000		1,125,000	300,000	800,000	600,000	600,000	1,125,000	1,125,000
Share Award Plan [Member]
Share option expense (in Dollars)			$ 1,382,956
Share Purchase Warrants [Member] | Private placement [Member]
Purchase of warrants issued	300,000